Income tax - Reconciliation of tax expense and accounting loss (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reconciliation of tax expense and accounting loss
Loss before tax			$ 1	$ (106)	$ (87)
Loss before tax multiplied by the standard rate of Luxembourg corporation tax				(31)	(25)
Tax losses for which no deferred income tax asset was recognized				1	2
Remeasurement of deferred taxes			(78)	(6)	(6)
Adjustment in respect of prior years			(4)	8	(20)
Income subject to state and other local income taxes			17	10	12
Income taxed at rates other than standard tax rates			(19)	21	30
Non-deductible items			36	66	59
Other			8	(3)	(4)
Income tax (credit)/charge			(40)	66	48
Exceptional items
Reconciliation of tax expense and accounting loss
Income tax (credit)/charge			$ (138)	$ (49)	$ (36)
Luxembourg
Reconciliation of tax expense and accounting loss
Standard tax rate			27.08%	29.22%	29.22%
United States
Reconciliation of tax expense and accounting loss
Standard tax rate			35.00%
United States | Exceptional items
Reconciliation of tax expense and accounting loss
Remeasurement of deferred taxes			$ (77)
United States | Exceptional items | Ardagh Group S.A.
Reconciliation of tax expense and accounting loss
Remeasurement of deferred taxes			77
United States | Estimate
Reconciliation of tax expense and accounting loss
Standard tax rate		21.00%
France
Reconciliation of tax expense and accounting loss
Remeasurement of deferred taxes			$ (1)
Standard tax rate			28.00%
France | Estimate
Reconciliation of tax expense and accounting loss
Standard tax rate	25.00%